Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Non-current assets:
Property, plant and equipment	¥ 1,691,229	¥ 1,582,800
Goodwill	4,790,723	4,407,749
Intangible assets	4,269,657	3,818,544
Investments accounted for using the equity method	99,174	96,579
Other financial assets	279,683	233,554
Other non-current assets	63,325	82,611
Deferred tax assets	366,003	362,539
Total non-current assets	11,559,794	10,584,376
Current assets:
Inventories	986,457	853,167
Trade and other receivables	649,429	696,644
Other financial assets	20,174	25,305
Income taxes receivable	32,264	27,733
Other current assets	160,868	141,099
Cash and cash equivalents	533,530	849,695
Assets held for sale	15,235	0
Total current assets	2,397,956	2,593,642
Total assets	13,957,750	13,178,018
Non-current liabilities:
Bonds and loans	4,042,741	4,141,418
Other financial liabilities	534,269	468,943
Net defined benefit liabilities	127,594	145,847
Income taxes payable	24,558	21,634
Provisions	55,969	52,199
Other non-current liabilities	65,389	67,214
Deferred tax liabilities	270,620	451,511
Total non-current liabilities	5,121,138	5,348,764
Current liabilities:
Bonds and loans	339,600	203,993
Trade and other payables	649,233	516,297
Other financial liabilities	185,537	196,071
Income taxes payable	232,377	200,918
Provisions	508,360	443,502
Other current liabilities	566,689	584,949
Liabilities held for sale	144	0
Total current liabilities	2,481,940	2,145,730
Total liabilities	7,603,078	7,494,495
Equity:
Share capital	1,676,345	1,676,263
Share premium	1,728,830	1,708,873
Treasury shares	(100,317)	(116,007)
Retained earnings	1,541,146	1,479,716
Other components of equity	1,508,119	934,173
Equity attributable to owners of the Company	6,354,122	5,683,019
Non-controlling interests	549	504
Total equity	6,354,672	5,683,523
Total liabilities and equity	¥ 13,957,750	¥ 13,178,018